Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Tax Credit Carryforward [Line Items]
Change in valuation allowance	$ 2,600,000	$ 1,300,000
Accrued interest or penalties	0
Income tax credit receivable	0		$ 172,000
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	11,500,000	0
Federal | Research and Development Tax Credit
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	700,000	300,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	11,100,000	0
State | Research and Development Tax Credit
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	700,000	300,000
Foreign
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 4,300,000	$ 0